Intangible Assets, Net (Details) - Schedule of future amortization for the intangible assets $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Future Amortization for the Intangible Assets [Abstract]
2023	$ 547
2024	547
2025	327
2026	321
2027	289
Thereafter	4,680
Total	$ 6,711